Preferred Dividends	6 Months Ended
Jun. 30, 2013
Preferred Dividends [Abstract]
Preferred Dividends
16.           PREFERRED DIVIDENDS

There were no dividends on the Company’s preferred stock in the year ended December 31, 2011.  The Company calculated the dividends on the Preferred Stock for the six months ended June 30, 2013 and the year ended December 31, 2012 as follows:

Preferred Dividends
Year ended December 31, 2012

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - December	$175,450
Series D Preferred Stock	608	10%	January - December	61,340
Series E Preferred Stock	2,575	12%	September - December	82,675
Series F Preferred Stock	4,150	12%	September - December	145,250
Series H Preferred Stock	1,425	**	October - December	378,500

Total				$843,215

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.

Series C Preferred Stock was issued from January 2012 through July 2012.
Series D Preferred Stock was outstanding for the entire year.
Series E Preferred Stock was issued from August 2012 through December 2012.
Series F Preferred Stock was issued to the former shareholders on TNS in connection with the acquisition of TNS on September 17, 2012.
Series H Preferred Stock was issued from October 2012 through November 2012.

Preferred Dividends
Six months ended June 30, 2013
(unaudited)

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - June	$89,261
Series D Preferred Stock	42	10%	January - May	3,000
Series E Preferred Stock	2,875	12%	January - June	182,100
Series F Preferred Stock	4,150	12%	January - June	245,305
Series H Preferred Stock	1,425	**	January - June	334,000

Total				$853,666

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.

Series C Preferred Stock was outstanding from January 1, 2013 through June 25, 2013.
Series D Preferred Stock was outstanding from January 1, 2013, and 566 shares were converted in January 2013 and 42 shares were converted in May 2013.
Series E Preferred Stock was outstanding from January 1, 2013, and additional subscriptions for 775 shares of Series E Preferred Stock were received in the six months ended June 30, 2013.
Series F Preferred Stock was outstanding from January 1, 2013 through June 30, 2013.
Series H Preferred Stock was outstanding from January 1, 2013, but pursuant to the terms of such preferred stock, dividends accrued only during the five-month period following the date of issuance.